Business Combinations (Tables)	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Summary of recognized for assets acquired and liabilities assumed of acquisition

	Preliminary	Final
	August 30 2017	December 31, 2017
Purchase price	$1,740,102	$1,740,102

Cash and cash equivalents	670,244	670,244
Inventory	2,224,907	2,100,668
Accounts receivable	1,384,957	1,384,957
Grants receivable	190,002	190,002
Other current assets	21,819	21,819
Property, plant and equipment	1,728,151	3,633,826
Software licenses	35,513	—
Note receivable	540,032	540,032
Intangible assets	445,585	2,150,000
Total Assets Acquired	7,241,210	10,691,548

Current liabilities	2,452,166	2,225,735
Deferred charges	12,244	12,244
Non-current liabilities	2,401,913	2,401,913
Total Liabilities Assumed	4,866,323	4,639,892

Net Assets Acquired	2,374,887	6,015,656
Goodwill	$(634,785)	$(4,311,554)

Schedule of unaudited pro forma consolidated results
	December 31,
	2017	2016
Revenues	$7,880,467	$8,496,687
Net income (loss)	(1,837,096)	(504,113)
Net income (loss) per common share, basic and diluted	$(0.07)	$(0.03)